The Transactions - Additional Information (Details)				12 Months Ended
	Nov. 09, 2020 USD ($)	Oct. 08, 2020 USD ($) item $ / shares shares	Jul. 12, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Aug. 31, 2020 shares	Dec. 31, 2019 shares	Nov. 21, 2017 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration	$ 145,416,000
Aggregate principal amount							$ 1,300,000,000
Common stock, outstanding shares | shares				655,075,355		415,700,000
Shares issued | shares				664,183,318		415,700,000
Treasury shares | shares				9,094,876
Unvested founder shares | shares		12,404,080
Adjustments to additional paid in capital, merger transaction costs		$ 113,100,000
Merger transaction costs		28,700,000
Remaining funds held in Trust Account		792,700,000
Sponsor
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount		1,500,000	$ 1,500,000
Notes converted		1,500,000	$ 1,500,000
Klein Group, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transaction fees		15,000,000
Private placement fees		15,500,000
Senior Convertible PIK Notes, net of discount
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount		1,300,000,000
Original issue discount		32,500,000
Aggregate proceeds		1,267,500,000		$ 1,267,500,000
Senior PIK Note
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue discount		5,700,000
Redemption price		$ 1,237,600,000
Class A common stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued (in shares) | shares		2,050,000
Warrants to purchase shares of the common stock | shares				58,500,000
Common stock, outstanding shares | shares		655,057,192
Shares issued | shares		664,152,068		664,183,318
Class A common stock | Subscription Agreements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued (in shares) | shares		130,000,000
Shares issued, price per share | $ / shares		$ 10.00
Aggregate commitment		$ 1,300,000,000
Warrants to purchase shares of the common stock | shares		6,500,000
Class A common stock | IPO
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued (in shares) | shares		8,693,855
Number of business days prior to the consummation of the Business Combination | item		2
Shares issued, price per share | $ / shares		$ 10.03
Aggregate commitment		$ 87,200,000
Class B Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, outstanding shares | shares		27,500,000
Conversion ratio		1		1
Treasury shares | shares					9,094,876
Holdings | Class A common stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration		$ 1,521,000,000
Shares issued (in shares) | shares		415,700,000